Assets Held for Sale - Schedule of Assets Held for Sale (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Assets Held for Sale [Abstract]
Vehicles		$ 629,908	$ 923,176
Total assets held for sale	$ 527,784	$ 629,908	$ 923,176